DIVIDENDS AND DISTRIBUTIONS (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
DIVIDENDS AND DISTRIBUTIONS
Dividend per share amount declared (in dollars per share)	$ 1	$ 1	$ 1
Dividends per share amount paid (in dollars per share)	$ 1	$ 1	$ 1
Total cash dividends	$ 28,603	$ 28,597	$ 23,385
November 5, 2015
DIVIDENDS AND DISTRIBUTIONS
Dividend per share amount declared (in dollars per share)	$ 0.25
Dividends per share amount paid (in dollars per share)	$ 0.25
Total cash dividends	$ 7,152
July 30, 2015
DIVIDENDS AND DISTRIBUTIONS
Dividend per share amount declared (in dollars per share)	$ 0.25
Dividends per share amount paid (in dollars per share)	$ 0.25
Total cash dividends	$ 7,152
May 07,2015
DIVIDENDS AND DISTRIBUTIONS
Dividend per share amount declared (in dollars per share)	$ 0.25
Dividends per share amount paid (in dollars per share)	$ 0.25
Total cash dividends	$ 7,152
March 5, 2015
DIVIDENDS AND DISTRIBUTIONS
Dividend per share amount declared (in dollars per share)	$ 0.25
Dividends per share amount paid (in dollars per share)	$ 0.25
Total cash dividends	$ 7,146
November 10, 2014
DIVIDENDS AND DISTRIBUTIONS
Dividend per share amount declared (in dollars per share)		$ 0.25
Dividends per share amount paid (in dollars per share)		$ 0.25
Total cash dividends		$ 7,147
August 6, 2014
DIVIDENDS AND DISTRIBUTIONS
Dividend per share amount declared (in dollars per share)		$ 0.25
Dividends per share amount paid (in dollars per share)		$ 0.25
Total cash dividends		$ 7,151
May 07 ,2014
DIVIDENDS AND DISTRIBUTIONS
Dividend per share amount declared (in dollars per share)		$ 0.25
Dividends per share amount paid (in dollars per share)		$ 0.25
Total cash dividends		$ 7,151
March 17, 2014
DIVIDENDS AND DISTRIBUTIONS
Dividend per share amount declared (in dollars per share)		$ 0.25
Dividends per share amount paid (in dollars per share)		$ 0.25
Total cash dividends		$ 7,147
November 13, 2013
DIVIDENDS AND DISTRIBUTIONS
Dividend per share amount declared (in dollars per share)			$ 0.25
Dividends per share amount paid (in dollars per share)			$ 0.25
Total cash dividends			$ 7,127
August 7, 2013
DIVIDENDS AND DISTRIBUTIONS
Dividend per share amount declared (in dollars per share)			$ 0.25
Dividends per share amount paid (in dollars per share)			$ 0.25
Total cash dividends			$ 7,119
May 15, 2013
DIVIDENDS AND DISTRIBUTIONS
Dividend per share amount declared (in dollars per share)			$ 0.25
Dividends per share amount paid (in dollars per share)			$ 0.25
Total cash dividends			$ 6,822
March 14, 2013
DIVIDENDS AND DISTRIBUTIONS
Dividend per share amount declared (in dollars per share)			$ 0.25
Dividends per share amount paid (in dollars per share)			$ 0.25
Total cash dividends			$ 2,317